Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

NOTE 8 — STOCK-BASED COMPENSATION

Terms of the Company’s share-based compensation are governed by the Company’s 2015 Equity Incentive Plan, 2009 Stock Plan and 2008 Stock Plan (collectively the “Plans”.) The Plans permit the Company to grant non-statutory stock options, incentive stock options and other equity awards to the Company’s employees, outside directors and consultants; however, incentive stock options may only be granted to the Company’s employees. Beginning June 29, 2015, no further awards may be granted under the 2009 Stock Plan or 2008 Stock Plan. As of September 30, 2015, the aggregate number of shares of common stock available for issuance under the 2015 Equity Incentive Plan is 206,448. However, to the extent awards under the 2008 Plan or 2009 Plan are forfeited or lapse unexercised or are settled in cash, the common stock subject to such awards will be available for future issuance under the 2015 Equity Incentive Plan.

The exercise price for an option issued under the Plans is determined by the Board of Directors, but will be (i) in the case of an incentive stock option (A) granted to an employee who, at the time of grant of such option, is a 10% stockholder, no less than 110% of the fair market value per share on the date of grant; or (B) granted to any other employee, no less than 100% of the fair market value per share on the date of grant; and (ii) in the case of a nonstatutory stock option, no less than 100% of the fair market value per share on the date of grant. The options awarded under the Plans shall vest as determined by the Board of Directors but shall not exceed a ten-year period.

Options Issued to Directors and Employees as Compensation

Pursuant to the terms of the Plans, from inception to December 31, 2013, the Company issued options to purchase an aggregate of 206,172 shares to its executive officers and employees of the Company. The exercise prices of these option grants, as determined by the Company’s Board of Directors, range from $0.79 to $1.27 per share, and a portion of these vest subject to certain performance conditions described in Note 5. In addition, the Company granted additional non-qualified 10-year term options to its executive officers to purchase an aggregate of 1,790,540 shares of the Company’s common stock in December 2014. As of December 31, 2014, an aggregate of 82,107 options were expired or exercised, and an aggregate of 1,914,605 options issued to executive officers and employees remained outstanding.

During the nine months ended September 30, 2015, no additional options were granted and an aggregate of 41,958 options to purchase the Company’s common stock were automatically terminated due to certain performance conditions not being met. As of September 30, 2015, the Company has a total of 1,872,647 options issued to its executive officers and employees outstanding.

The Company recognized stock based compensation expense for these services within general and administrative expense in the accompanying Unaudited Condensed Statements of Operations of approximately $2.4 million and $2,500 for the nine months ended September 30, 2015 and 2014, respectively. As of September 30, 2015, there was approximately $2.4 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements. This cost is expected to be recognized over a weighted average period of 1.6 years.

In addition to annual cash compensation payable to the Company’s non-employee directors for their services on the Board and its committees, the Board of Directors determined to award non-employee director an option to acquire 10,000 shares of the Company’s common stock to vest 25% upon the first anniversary of the nonemployee director’s approximate date of joining the Board of Directors with the remaining options vesting monthly in equal amounts over 36 months. As of September 30, 2015, no stock based compensation had been granted to the nonemployee directors.

Options Issued to Nonemployees for Services Received

From inception to September 30, 2015, the Company issued options to consultants to the Company to purchase an aggregate of 106,573 shares of the Company’s common stock under the Plans. Of these, 73,985 options were forfeited or exercised, and 32,588 options remain outstanding as of September 30, 2015. The exercise prices of the outstanding options, as determined by the Company’s Board of Directors, range from $0.72 to $1.14 per share. These outstanding options, with the exception of an option to purchase an aggregate of 7,271 shares granted to a consultant, vest 25% upon the first anniversary of the vesting commencement date with the remaining options vesting monthly in equal amounts over 36 months. In March 2011, the Company granted an option to a consultant to purchase an aggregate of 7,271 shares with an exercise price of $1.00 which vests 25% on the date of grant with the remaining options vesting monthly in equal amounts over 36 months. The Company recognized stock based compensation expense for these services of approximately $700 and $1,000 for the nine months ended September 30, 2015 and 2014, respectively, within research and development expense in the accompanying Unaudited Condensed Statements of Operations.

Options Valuation

The Company calculates the fair value of stock-based compensation awards granted to employees and nonemployees using the Black-Scholes option-pricing method. If the Company determines that other methods are more reasonable, or other methods for calculating these assumptions are prescribed by regulators, the fair value calculated for the Company’s stock options could change significantly. Higher volatility and longer expected lives would result in an increase to stock-based compensation expense to non-employees determined at the date of grant.

Stock-based compensation expense to non-employees affects the Company’s general and administrative expenses and research and development expenses.

The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of stock-based awards. The assumptions used in the Black-Scholes option-pricing method for the three months and nine months ended September 30, 2015 and 2014 are set forth below:

	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
Expected dividend yield	(1)	0.00%	0.00%	0.00%
Expected stock-price volatility	(1)	56.12% - 64.24%	51.45% - 67.08%	55.32% - 64.24%
Risk-free interest rate	(1)	0.94% - 2.58%	0.77% - 2.07%	0.94% - 3.04%
Term of options	(1)	10	10	10
Stock price	(1)	$5.86	$5.86	$1.17 - $5.86

(1) During the three months ended September 30, 2015, the Company has no unvested options for non-employees and no new option was granted to either employees and non-employees during the period.

●	Expected dividend yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on the Company’s common stock.

●	Expected stock-price volatility. As the Company’s common stock only recently became publicly traded, the expected volatility is derived from the average historical volatilities of publicly traded companies within the Company’s industry that the Company considers to be comparable to the Company’s business over a period approximately equal to the expected term.

●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term.

●	Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term because of a lack of sufficient data. Therefore, the Company estimates the expected term by using the simplified method provided by the SEC. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options.

In addition to the assumptions used in the Black-Scholes option-pricing model, the Company also estimates a forfeiture rate to calculate the stock-based compensation for the Company’s equity awards. The Company will continue to use judgment in evaluating the expected volatility, expected terms and forfeiture rates utilized for the Company’s stock-based compensation calculations on a prospective basis.

Stock-based Compensation Summary Tables

Information regarding the Company’s stock option grants to the Company’s employees and non-employees, along with the estimated fair value per share of the underlying common stock, for stock options granted since 2005 is summarized as follows:

Grant Date	Number of Common Shares Underlying Options Granted	Exercise Price per Common Share	Estimated Fair Value per Share of Common Stock	Intrinsic Value Option
2005	58,321	$0.07	$1.79	$1.72
2009	60,559	$0.72 - $0.79	$4.43	$3.71 - $3.64
2011	33,846	$1.00	$1.00	$0.00
2012	60,019	$1.14	$1.14	$0.00
2013	100,000	$1.14 - $1.30	$1.14	$0.00
2014	1,626,740	$5.86 - $13.23	$5.86	$0.00

The following represents a summary of the options granted to employees and non-employees outstanding at September 30, 2015 and changes during the period then ended:

		Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2014	1,952,516	$7.022
Granted	-	-
Exercised/ Expired/ Forfeited	(47,281)	(1.249)
Outstanding at September 30, 2015	1,905,235	$7.165
Exercisable at September 30, 2015	584,960	$5.202
Expected to be vested	1,320,275	$8.034

NOTE 8 — STOCK-BASED COMPENSATION

Terms of the Company’s share-based compensation are governed by the Company’s 2009 Stock Plan and 2008 Stock Plan (collectively the “Plans”.) The Plans permit the Company to grant non-statutory stock options, incentive stock options and stock purchase rights to the Company’s employees, outside directors and consultants; however, incentive stock options may only be granted to the Company’s employees. As of December 31, 2014, the maximum aggregate number of shares of common stock that may be issued is 69,930 and 2,046,158 shares under the 2009 Stock Plan and 2008 Stock Plan, respectively, after giving effect to the 1-for-7.15 reverse stock split. The exercise price for each option is determined by the Board of Directors, but will be (i) in the case of an incentive stock option, (A) granted to an employee who, at the time of grant of such option, is a 10% Holder, no less than 110% of the fair market value per share on the date of grant; or (B) granted to any other employee, no less than 100% of the fair market value per share on the date of grant; and (ii) in the case of a nonstatutory stock option, no less than 100% of the fair market value per share on the date of grant. The options awarded under the Plans shall vest as determined by the Board of Directors but shall not exceed a ten-year period.

Options Issued to Directors and Employees as Compensation

Pursuant to the terms of the Plans, from inception to 2013, the Company has issued an aggregate of 206,172 options to its executive officers and employees of the Company. Of these, 26,163 options were forfeited during 2013 and 180,009 options remain outstanding as of December 31, 2013. The exercise prices of these option grants, as determined by the Company’s Board of Directors, range from $0.79 to $1.27 per share, and a portion of these vest subject to certain performance conditions described in Note 6. The Company’s management estimated that all of the performance conditions for the options granted to its executive officers would be met by September 25, 2015.

In 2014, the Company granted an aggregate of 1,626,740 non-qualified 10-year term options to purchase the Company’s common stock to its executive officers. As of December 31, 2014, 1,750,806 options remain outstanding. The exercise prices of these option grants, as determined by the Company’s Board of Directors, range from $5.86 to $13.23 per share. The Company has recognized an expense for these services within general and administrative expense in the accompanying Statements of Operations of approximately $695,000 and $6,000 for the years ended December 31, 2014 and 2013, respectively. As of December 2014, there was approximately $4.3 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements. This cost is expected to be recognized over a weighted average period of 1.9 years.

Options Issued to Nonemployees for Services Received

The Company has issued options to purchase an aggregate of 106,573 shares of the Company since inception to its consultants under the Plans. Of these, 68,662 options were forfeited or exercised, while 37,911 options remain outstanding as of December 31, 2014. The exercise prices of the outstanding options, as determined by the Company’s Board of Directors, range from $0.72 to $1.14 per share. These outstanding options, with the exception of an option to purchase an aggregate of 7,271 shares granted to a consultant, vest 25% upon the first anniversary of the vesting commencement date with the remaining options vesting monthly in equal amounts over 36 months. In March 2011, the Company granted an option to a consultant to purchase an aggregate of 7,271 shares with an exercise price of  $1.00 which vests 25% on the date of grant with the remaining options vesting monthly in equal amounts over 36 months. The Company recognized an expense for these services of approximately $13,000 and $8,400 for the years ended December 31, 2014 and December 31, 2013, respectively, within research and development expense in the accompanying Statements of Operations.

Options Valuation

The Company calculates the fair value of stock-based compensation awards granted to employees and nonemployees using the Black-Scholes option-pricing method. If the Company determines that other methods are more reasonable, or other methods for calculating these assumptions are prescribed by regulators, the fair value calculated for the Company’s stock options could change significantly. Higher volatility and longer expected lives would result in an increase to stock-based compensation expense to non-employees determined at the date of grant. Stock-based compensation expense to non-employees affects the Company’s selling, general and administrative expenses and research and development expenses.

The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of stock-based awards. The assumptions used in the Black-Scholes option-pricing method for the year ended December 31, 2014 is set forth below:

	Year ended December 31, 2014
	Low	High
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	51.45%	64.24%
Risk-free interest rate	0.88%	3.04%
Expected term of options	5	10
Stock price	$1.14	$5.86

●	Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term because of a lack of sufficient data. Therefore, the Company estimates the expected term by using the simplified method provided by the SEC. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options.

●	Expected volatility. As the Company’s common stock has never been publicly traded, the expected volatility is derived from the average historical volatilities of publicly traded companies within the Company’s industry that the Company considers to be comparable to the Company’s business over a period approximately equal to the expected term.

●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term.

●	Expected dividend. The expected dividend is assumed to be zero as the Company has never paid dividends and have no current plans to pay any dividends on the Company’s common stock.

In addition to the assumptions used in the Black-Scholes option-pricing model, the Company also estimates a forfeiture rate to calculate the stock-based compensation for the Company’s equity awards. The Company will continue to use judgment in evaluating the expected volatility, expected terms and forfeiture rates utilized for the Company’s stock-based compensation calculations on a prospective basis.

Significant factors, assumptions and methodologies used in determining the estimated fair value of the Company’s common stock

The Company is also required to estimate the fair value of the common stock underlying the Company’s stock-based awards when performing the fair value calculations using the Black-Scholes option-pricing model. The Company’s Board of Directors, with the assistance of management, determined the fair value of the Company’s common stock on each grant date. Option grants are based on the estimated fair value of the Company’s common stock on the date of grant, which is determined by taking into account several factors, including the following:

●	the prices at which the Company sold the Company’s convertible preferred stock and the rights, preferences, and privileges of the convertible preferred stock relative to those of the Company’s common stock, including the liquidation preferences of the convertible preferred stock;

●	important developments in the Company’s operations;

●	the Company’s actual operating results and financial performance;

●	conditions in the Company’s industry and the economy in general;

●	stock price performance of comparable public companies;

●	the estimated likelihood of achieving a liquidity event, such as an IPO or an acquisition of the Company, given prevailing market conditions; and

●	the illiquidity of the common stock underlying stock options.

The table below presents the prices received from sales to third parties of the Company’s common stock and various classes of the Company’s preferred stock from inception to date:

Year	Share Class	Price per Share
2005	Common Stock(a)	$1.79
2006	Series A-2 Preferred Stock(a)(b)	$0.40
2008 – 2009	Series A-3 Preferred Stock(b)	$0.62
2010 – 2013	Series B Preferred Stock(b)	$1.19
2014	Series C Preferred Stock(b)	$1.30

(a)	After giving effect to the Company’s conversion from an LLC to a corporation

(b)	Each share of preferred stock is convertible into shares of the Company’s common stock on a 7.15-for-1 basis, after giving effect to the Company’s reverse stock split, which was effected on June 17, 2015.

For options issued from inception to 2013, in determining the estimated fair value of the Company’s common stock, the Company’s Board of Directors, with the assistance of management, used the market approach to estimate the enterprise value of the Company in accordance with the American Institute of Certified Public Accountants (“AICPA”) Accounting and Valuation Guide, Valuation of Privately-Held Company Equity Securities Issued as Compensation (the “AICPA Guide”) for the three valuation dates of November 7, 2013, July 31, 2012, and December 31, 2010. The Market Approach is one of the three approaches (along with the Income Approach and Asset Approach) used to estimate enterprise and equity value. The market approach employs analysis using comparable companies in determining the value of the entity. Both public and private companies, if publicly available information exists, are considered in the market approach. Two information points commonly available — company valuation and transaction value — are used for their respective methodologies. There are a number of different methods within the Market Approach that may be used: the three main methods utilized are: the Guideline Pubic Companies Method; the Guideline Transactions Method; and the Backsolve Method.

Given the early stage of the Company, the Backsolve Method was used to estimate the fair value of the Company’s securities. This method derives an implied market value of invested capital from a transaction involving a company’s own securities. The price of a company’s security that was involved in a recent arms-length transaction is used as a reference point in an allocation of value. The Company first raised additional capital through the sales of the Company’s LLC units. These units later converted into common shares and preferred shares upon the Company’s conversion to a corporation. Subsequent to the Company’s corporation conversion, the Company raised additional capital through the sales of the Company’s Series A-1, Series A-2, Series A-3, Series B, and Series C preferred shares at the price of  $0.07, $0.40, $0.62, $1.19, and $1.30, respectively.

The Company valued LLC units and common stock (after converting to a corporation) from inception through 2009 by reference to the Company’s sales of units and/or common stock & preferred stock over the period. Beginning in 2010, the Company valued the Company’s common stock using the Backsolve Method. The Backsolve Method requires considering the rights and preferences of each class of equity and solving for the total market value of invested capital that is consistent with a recent transaction in the Company’s own securities, considering the rights and preferences of each class of equity. However, management has decided that the liquidation preferences between the Company’s preferred shares and common shares are immaterial for a pre-revenue company.

Per the AICPA Guide, the Backsolve Method is generally the most reliable indicator of value of early-stage enterprises with no product revenue or cash flow, if relevant and reliable transactions have occurred in the Company’s equity securities. This methodology is also prescribed by the AICPA when a valuation is conducted in close proximity to the date of a financing transaction, and when other methodologies are deemed less reliable.

The stage of development of the Company’s compound was reflected in the Company’s selection of the term and volatility estimates used in the analysis. The estimate of the term considers the Company’s existing cash runway and the time to the next potential financing or liquidity event, while the volatility estimate reflects the relative riskiness of the Company’s equity securities (or asset base) relative to the general stock market.

Management estimated the implied market value of invested capital of the Company by backsolving for the purchase price of the Company’s preferred shares for one common share through the option-pricing method. The premise of this method is that the transaction implied a market price for a share which in turn implied values for the other classes of equity based on relative claims on equity value, such as liquidation preferences and conversion rights. The application of the backsolve method considering the Company’s capital structure yielded a total market value of invested capital of approximately $15.5 million, $14.4 million, and $8.9 million, of which approximately $819,000, $870,000, and $670,000 were allocated to the total value of common stock as of the Company’s three valuation dates of November 7, 2013, July 31, 2012, and December 31, 2010, respectively.

On the three valuation dates of November 7, 2013, July 31, 2012, and December 31, 2010, after estimating the market value of invested capital, the Company allocated it to the various equity classes comprising the subject company’s capitalization table. This process ultimately results in creating a final estimate of value for the subject company’s underlying equity interests. While there are many different value allocation methods, these various methods can be grouped into three general categories as defined by the AICPA Guide, one of which is the Option-Pricing Method (OPM).

The Company used the OPM to allocate market value of invested capital to the various equity classes and debt comprising the Company’s capitalization structure. The Company chose the OPM over other acceptable methods due to the complex capital structure, the uncertainty related to market conditions, and the lack of visibility on an imminent exit event. Under the OPM, each equity class is modeled as a call option with a distinct claim on the equity of the Company. The option’s exercise price is based on the Company’s total equity value available for each participating equity holder. The characteristics of each equity class determine the equity class’ claim on the total equity value. By constructing a series of options in which the exercise price is set at incremental levels of value, which correspond to the equity value necessary for each level of equity to participate, the Company determined the incremental option value of each series. When multiplied by the percentage of ownership of each equity class participating under that series, the result is the incremental value allocated to each class under that series.

The OPM relies on the Black-Scholes option-pricing model to value the call options on the Company’s invested capital. The following inputs were applied in the Black-Scholes calculations of the OPM:

	Valuation Dates
	November 7, 2013	July 31, 2012	December 31, 2010
Risk-free rate	0.55%	0.57%	2.01%
Maturity (years)	3.00	4.00	5.00
Volatility	58.00%	61.00%	61.00%

Discounts ranging from 35.8% to 40% were applied for lack of control and lack of marketability for the common stock. The calculation resulted in a fair value for the common stock of  $1.17, $1.19, and $1.03 per share as of the Company’s three valuation dates of November 7, 2013, July 31, 2012, and December 31, 2010, respectively.

For options issued in 2014, given the Company’s distinct possible exit scenarios of an initial public offering, the Company used the probability weighted expected return method (PWERM) to estimate the fair value of the Company’s common equity. Under this method, an analysis of future values of a company is performed for several likely liquidity scenarios. The value of the common stock is determined for each scenario at the time of each future liquidity event and discounted back to the present using a risk-adjusted discount rate. The present values of the common stock under each scenario are then weighted based on the probability of each scenario occurring to determine the value for the common stock. The Company’s management determined the probability weighting of potential liquidity events to be 45% for an initial public offering and 55% for other scenarios, which represents all other likely outcomes for the Company.

Management estimated the implied market value of invested capital of the Company by backsolving for the purchase price of the Company’s preferred shares for one common share through the use of OPM. The application of the backsolve method considering the Company’s capital structure yielded a total market value of invested capital of approximately $25.2 million, of which approximately $1.4 million was allocated to the total value of common stock as of the Company’s valuation date of October 31, 2014.

Given the lack of marketability for the common stock, the Company applied a discount of 21.4% for using the average strike put option approach. This resulted in a probability weighted common share value, after adjustment, of  $5.86 per share as of valuation date of October 31, 2014.

Stock-based Compensation Summary Tables

Information regarding the Company’s stock option grants to the Company’s employees and non-employees, along with the estimated fair value per share of the underlying common stock, for stock options granted since 2005 is summarized as follows:

Grant Date	Number of Common Shares Underlying Options Granted	Exercise Price per Common Share	Estimated Fair Value per Share of Common Stock	Intrinsic Value Option
2005	58,321	$0.07	$1.79	$1.72
2009	60,559	$0.72 – $0.79	$4.43	$3.71 – $3.64
2011	33,846	$1.00	$1.00	$0.00
2012	60,019	$1.14	$1.14	$0.00
2013	100,000	$1.14 – $1.30	$1.14	$0.00
2014	1,626,740	$5.86 – $13.23	$5.86	$0.00

The following represents a summary of the options granted to employees and non-employees outstanding at December 31, 2014 and changes during the period then ended:

	Options	Weighted Average Exercise Price
Outstanding at December 31, 2013	226,793	$1.083
Granted	1,626,740	7.722
Exercised/Expired/Forfeited	(64,816)	(0.888)
Outstanding at December 31, 2014	1,788,717	$7.128
Exercisable at December 31, 2014	162,237	$4.053
Expected to be vested	1,626,480	$7.434